Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment
At start of year	£ 82
Charge for the year	(26)	£ (34)	£ (43)
At end of year	72	82
Cost
Disclosure of detailed information about property, plant and equipment
At start of year	398	507
Capital expenditure	21	20
Disposals	(59)	(129)
Exchange translation differences	(18)
At end of year	342	398	507
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(316)	(408)
Charge for the year	(26)	(34)
Disposals	59	126
Exchange translation differences	13
At end of year	(270)	(316)	(408)
Land and buildings
Disclosure of detailed information about property, plant and equipment
At start of year	36
At end of year	33	36
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	110	134
Capital expenditure	1	1
Disposals	(9)	(25)
Exchange translation differences	(5)
At end of year	97	110	134
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(74)	(92)
Charge for the year	(4)	(5)
Disposals	10	23
Exchange translation differences	4
At end of year	(64)	(74)	(92)
Fixtures and equipment
Disclosure of detailed information about property, plant and equipment
At start of year	46
At end of year	39	46
Fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment
At start of year	288	373
Capital expenditure	20	19
Disposals	(50)	(104)
Exchange translation differences	(13)
At end of year	245	288	373
Fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment
At start of year	(242)	(316)
Charge for the year	(22)	(29)
Disposals	49	103
Exchange translation differences	9
At end of year	£ (206)	£ (242)	£ (316)